Shareholder Report		12 Months Ended
		Jun. 30, 2026 USD ($) Holding	Jun. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Principal Exchange-Traded Funds
Entity Central Index Key		0001572661
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000154646
Shareholder Report [Line Items]
Fund Name		Principal Active High Yield ETF
Trading Symbol		YLD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$40	0.39%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund's investments outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ("Index") in the year ending June 30, 2026. The outperformance was driven by positive contribution from issuer selection more than offsetting negative contribution from sector allocation. By issuer, the top contributors included overweight positions in Consolidated Energy Finance SA, Viasat Inc, Park River Holdings Inc, and iHeartCommunications Inc, as well as an underweight position in CSC Holdings LLC. The top detractors included overweight positions in Vibrantz Technologies Inc, LABL Inc, Mercer International Inc, Kronos Acquisition Holdings Inc, and McAfee Corp. Sector allocation provided a modest negative contribution to overall performance as underweight allocations to the insurance and technology sectors were more than offset by underweight allocations to the communications and energy sectors. By quality, the outperformance was driven by positive security selection within BB rated and B rated securities, as well as an underweight allocation to CC rated securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Active High Yield ETF $17,425	Bloomberg US Aggregate Index $11,656	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,582
06/16	$10,000	$10,000	$10,000
09/16	$10,489	$10,046	$10,555
12/16	$10,589	$9,747	$10,740
03/17	$10,869	$9,827	$11,030
06/17	$11,158	$9,969	$11,269
09/17	$11,352	$10,053	$11,492
12/17	$11,475	$10,092	$11,546
03/18	$11,169	$9,945	$11,447
06/18	$11,382	$9,929	$11,564
09/18	$11,681	$9,931	$11,842
12/18	$11,081	$10,093	$11,305
03/19	$11,788	$10,390	$12,126
06/19	$12,020	$10,710	$12,429
09/19	$12,211	$10,953	$12,595
12/19	$12,647	$10,973	$12,924
03/20	$10,086	$11,319	$11,285
06/20	$11,400	$11,646	$12,428
09/20	$12,048	$11,718	$12,998
12/20	$12,846	$11,797	$13,835
03/21	$13,288	$11,399	$13,953
06/21	$13,734	$11,607	$14,335
09/21	$13,888	$11,614	$14,463
12/21	$14,063	$11,615	$14,563
03/22	$13,580	$10,926	$13,861
06/22	$12,263	$10,413	$12,497
09/22	$12,170	$9,918	$12,417
12/22	$12,827	$10,104	$12,934
03/23	$13,305	$10,403	$13,396
06/23	$13,537	$10,315	$13,630
09/23	$13,542	$9,982	$13,693
12/23	$14,481	$10,662	$14,673
03/24	$14,882	$10,580	$14,889
06/24	$15,056	$10,587	$15,052
09/24	$15,706	$11,137	$15,848
12/24	$15,811	$10,796	$15,875
03/25	$15,897	$11,096	$16,035
06/25	$16,460	$11,230	$16,600
09/25	$16,803	$11,458	$17,021
12/25	$16,843	$11,584	$17,244
03/26	$17,009	$11,578	$17,159
06/26	$17,425	$11,656	$17,582

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	10-Years
Principal Active High Yield ETF	6.06%	4.85%	5.71%
Bloomberg US Aggregate Index	3.79%	0.08%	1.54%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	5.91%	4.17%	5.80%

Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 572,846,721
Holdings Count | Holding		150
Advisory Fees Paid, Amount		$ 1,760,842
InvestmentCompanyPortfolioTurnover		42.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$572,846,721 Total Number of Portfolio Holdings150 Portfolio Turnover Rate42.7% Total Advisory Fees Paid$1,760,842
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	91.50%
Investment Companies	7.09%
Senior Floating Rate Interests	4.36%
U.S. Government & Government Agency Obligations	0.30%
Common Stocks	0.02%
Preferred Stocks	0.01%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	18.09%
Consumer, Non-cyclical	15.87%
Communications	15.83%
Consumer, Cyclical	12.76%
Energy	10.46%
Industrial	10.00%
Money Market Funds	7.09%
Basic Materials	5.70%
Utilities	4.59%
Technology	2.59%
Government	0.30%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000259043
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Select ETF
Trading Symbol		LCAP
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Select ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Capital Appreciation Select ETF	$32	0.29%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization range over $10 billion. Lam Research Corporation (LRCX) contributed to relative performance as the company beat expectations multiple times in the year which was driven by a continued recovery in NAND memory and sustained demand out of China. The company also raised guidance for their wafer fabrication equipment (WFE) outlook to $140 which helped boost the stock. Western Digital Corporation (WDC) benefited from continued margin expansion as customers increasingly adopted high-density drives and new HAMR data storage technologies. GE Vernova Inc. (GEV) aided results as its backlog continued to grow and diversify, reaching 100 gigawatts of contracted gas power capacity across 90 customers in 24 countries. An underweight to Micron Technology, Inc. (MU) detracted from relative performance. Republic Services, Inc. (RSG) is the second largest regulated waste company in North America by market capitalization and revenue. The Fund values RSG’s minimal exposure to recycling and focus on scaling its environmental and hazardous waste assets. RSG detracted from relative results despite growing free cash flow as the company anticipates a 1% revenue decline in 2026 from organic volume decreases. Not owning Intel Corporation (INTC) detracted from relative results as shares rallied over the past year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Capital Appreciation Select ETF $13,286	Russell 1000 Index $13,149
03/25	$10,000	$10,000
03/25	$9,859	$9,698
06/25	$10,726	$10,775
09/25	$11,601	$11,637
12/25	$11,833	$11,918
03/26	$11,613	$11,419
06/26	$13,286	$13,149

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	Since Inception March 25, 2025
Principal Capital Appreciation Select ETF	23.86%	25.16%
Russell 1000 Index	22.02%	24.14%

Performance Inception Date		Mar. 25, 2025
AssetsNet		$ 1,825,391,998
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 449,956
InvestmentCompanyPortfolioTurnover		43.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,825,391,998 Total Number of Portfolio Holdings55 Portfolio Turnover Rate43.4% Total Advisory Fees Paid$449,956
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	2.23%
Other Assets and Liabilities	(0.58)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	34.11%
Communications	14.89%
Financial	14.56%
Consumer, Non-cyclical	11.98%
Industrial	9.18%
Consumer, Cyclical	7.64%
Energy	2.98%
Money Market Funds	2.23%
Utilities	1.92%
Basic Materials	1.09%
Other Assets and Liabilities	(0.58)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000273533
Shareholder Report [Line Items]
Fund Name		Principal CLO ETF
Trading Symbol		UUPP
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal CLO ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal CLO ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[1]	$ 2
Expense Ratio, Percent	[2]	0.19%
Expenses Short Period Footnote [Text Block]		Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
AssetsNet		$ 15,108,924
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 2,857
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,108,924 Total Number of Portfolio Holdings29 Portfolio Turnover Rate0.0% Total Advisory Fees Paid$2,857
Holdings [Text Block]

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	94.21%
U.S. Government & Government Agency Obligations	4.29%
Investment Companies	0.55%
Other Assets and Liabilities	0.95%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	94.21%
Government	4.29%
Money Market Funds	0.55%
Other Assets and Liabilities	0.95%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000243208
Shareholder Report [Line Items]
Fund Name		Principal Focused Blue Chip ETF
Trading Symbol		BCHP
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$58	0.58%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. Over the year, lack of exposure to consumer staples, utilities, and materials contributed to relative performance versus the Russell 1000 Growth Index (“Index"). Amphenol was a top contributor, serving as a critical supplier to the electronics ecosystem by providing cables, sensors, and antennas used in applications ranging from mobile devices to AI data centers. Global hotel company Hilton also contributed to performance, supported by continued execution and the addition of hundreds of properties to its portfolio over the past year. Company selection in information technology and financials detracted from performance. In technology, Microsoft was the largest detractor as the company navigated a period of elevated capital expenditures tied to the rollout of AI Copilot across its platform. A lower allocation to technology hardware businesses also detracted from performance relative to the Index, particularly given continued investor enthusiasm for AI-related infrastructure. Netflix detracted following two unsuccessful acquisition bids and the announcement that its founder is stepping down from the Board. Commercial real estate data and analytics company CoStar also detracted from performance, as it continued to navigate a period of elevated investment in its homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Focused Blue Chip ETF $14,630	Russell 1000 Index $17,354	Russell 1000 Growth Index $18,331
07/23	$10,000	$10,000	$10,000
09/23	$9,800	$9,614	$9,642
12/23	$11,418	$10,764	$11,007
03/24	$12,520	$11,872	$12,264
06/24	$12,885	$12,296	$13,286
09/24	$13,246	$13,044	$13,710
12/24	$13,780	$13,402	$14,679
03/25	$13,048	$12,800	$13,216
06/25	$14,817	$14,222	$15,574
09/25	$15,234	$15,359	$17,210
12/25	$15,181	$15,729	$17,404
03/26	$13,266	$15,072	$15,702
06/26	$14,630	$17,354	$18,331

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	Since Inception July 12, 2023
Principal Focused Blue Chip ETF	-1.28%	13.66%
Russell 1000 Index	22.02%	20.40%
Russell 1000 Growth Index	17.71%	22.64%

Performance Inception Date		Jul. 12, 2023
Performance Table Market Index Changed [Text Block]

The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 218,233,379
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 1,073,391
InvestmentCompanyPortfolioTurnover		54.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$218,233,379 Total Number of Portfolio Holdings23 Portfolio Turnover Rate54.2% Total Advisory Fees Paid$1,073,391
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.01%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Communications	30.93%
Technology	28.45%
Financial	21.71%
Industrial	11.94%
Consumer, Non-cyclical	5.28%
Consumer, Cyclical	1.67%
Money Market Funds	0.01%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000273534
Shareholder Report [Line Items]
Fund Name		Principal Inflation Protection ETF
Trading Symbol		RIZE
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Inflation Protection ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Inflation Protection ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[3]	$ 2
Expense Ratio, Percent	[4]	0.19%
Expenses Short Period Footnote [Text Block]		Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
AssetsNet		$ 11,235,922
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 2,036
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$11,235,922 Total Number of Portfolio Holdings26 Portfolio Turnover Rate0.0% Total Advisory Fees Paid$2,036
Holdings [Text Block]

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.33%
Investment Companies	0.42%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.33%
Money Market Funds	0.42%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000254970
Shareholder Report [Line Items]
Fund Name		Principal International Equity ETF
Trading Symbol		PIEQ
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities. It invests in equity securities of small, medium, and large market capitalization companies. For the year ending June 30, 2026, the Fund's investments underperformed the benchmark, the MSCI ACWI ex USA Index (“Index”). Stock selection contributed positively in South Korea and the Netherlands, as well as within the information technology sector. These gains were more than offset by weaker results in the United Kingdom and Japan and by unfavorable stock selection within the communication services sector. Overweight positions in information technology companies Samsung Electronics and ASML Holding, European financial institutions Erste Group Bank and AIB Group, and Canadian energy producer Suncor Energy were among the most significant contributors to performance during the year. Conversely, performance was negatively impacted by overweight positions in Japanese video game company Nintendo, South Korean semiconductor manufacturer SK Hynix, and UK-based gaming and betting operator Entain plc. Portfolio construction remains primarily driven by bottom-up stock selection, with a focus on identifying company-specific opportunities that we believe can generate attractive long-term risk-adjusted returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal International Equity ETF $14,543	MSCI ACWI Ex USA Index $14,460
11/24	$10,000	$10,000
12/24	$9,686	$9,608
03/25	$10,535	$10,111
06/25	$11,692	$11,327
09/25	$12,673	$12,108
12/25	$13,351	$12,720
03/26	$13,768	$12,630
06/26	$14,543	$14,460

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	Since Inception November 5, 2024
Principal International Equity ETF	24.36%	25.10%
MSCI ACWI Ex USA Index	27.66%	25.06%

Performance Inception Date		Nov. 05, 2024
AssetsNet		$ 1,329,397,871
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 5,485,721
InvestmentCompanyPortfolioTurnover		68.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,329,397,871 Total Number of Portfolio Holdings36 Portfolio Turnover Rate68.8% Total Advisory Fees Paid$5,485,721
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.88%
Investment Companies	2.47%
Other Assets and Liabilities	(0.35)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	13.34%
Japan	9.27%
Netherlands	8.77%
South Korea - Republic of Korea	8.00%
Canada	7.32%
Taiwan	6.96%
Ireland	5.83%
France	5.74%
Germany	5.71%
Cayman Islands	4.84%
Hong Kong	4.30%
Luxembourg	4.10%
Austria	3.42%
Greece	2.47%
Italy	2.23%
United States	2.14%
Isle of Man	1.74%
Brazil	1.70%
Other LocationsFootnote Reference*	2.47%
Other Assets and Liabilities	(0.35%)
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000199630
Shareholder Report [Line Items]
Fund Name		Principal Investment Grade Corporate ETF
Trading Symbol		IG
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Investment Grade Corporate ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate ETF	$19	0.19%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in investment-grade corporate bonds and other fixed income securities. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). During the 12 months ending June 30, 2026, the Fund’s investments outperformed the Bloomberg U.S. Corporate Investment Grade Index (“Index”). Outperformance was driven by favorable security selection, particularly within the banking, technology, capital goods, consumer non-cyclical and energy sectors. This was offset in part by security selection in the transportation and real estate investment trusts (“REITs”) sectors. Moreover, sector allocation slightly detracted from relative performance as an overweight allocation to financials and an underweight to industrials was a drag on performance. Conversely, an overweight allocation to utilities contributed positively to relative performance. Finally, duration and yield curve positioning had a negative impact, with the Fund’s duration position slightly longer than that of the Index, on average. To that end, the Fund utilized derivatives to manage overall duration and key rate exposure relative to the Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Investment Grade Corporate ETF $12,490	Bloomberg US Aggregate Index $11,765	Bloomberg US Corporate Investment Grade Index $12,646
04/18	$10,000	$10,000	$10,000
06/18	$9,887	$10,023	$9,927
09/18	$10,012	$10,024	$10,024
12/18	$9,906	$10,188	$10,006
03/19	$10,477	$10,488	$10,520
06/19	$10,954	$10,811	$10,991
09/19	$11,308	$11,057	$11,326
12/19	$11,447	$11,077	$11,460
03/20	$10,865	$11,425	$11,044
06/20	$11,971	$11,756	$12,036
09/20	$12,194	$11,829	$12,221
12/20	$12,676	$11,908	$12,593
03/21	$12,048	$11,506	$12,008
06/21	$12,532	$11,717	$12,434
09/21	$12,517	$11,723	$12,434
12/21	$12,558	$11,724	$12,462
03/22	$11,556	$11,029	$11,504
06/22	$10,597	$10,511	$10,669
09/22	$10,036	$10,011	$10,130
12/22	$10,436	$10,199	$10,498
03/23	$10,796	$10,501	$10,866
06/23	$10,699	$10,412	$10,835
09/23	$10,352	$10,076	$10,500
12/23	$11,213	$10,763	$11,392
03/24	$11,136	$10,679	$11,347
06/24	$11,163	$10,686	$11,337
09/24	$11,830	$11,242	$11,999
12/24	$11,439	$10,897	$11,634
03/25	$11,727	$11,201	$11,903
06/25	$11,949	$11,336	$12,120
09/25	$12,272	$11,566	$12,434
12/25	$12,359	$11,693	$12,539
03/26	$12,303	$11,688	$12,471
06/26	$12,490	$11,765	$12,646

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	Since Inception April 18, 2018
Principal Investment Grade Corporate ETF	4.66%	-0.07%	2.73%
Bloomberg US Aggregate Index	3.79%	0.08%	2.00%
Bloomberg US Corporate Investment Grade Index	4.34%	0.34%	2.90%

Performance Inception Date		Apr. 18, 2018
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Corporate Investment Grade Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Material Change Date			Jun. 30, 2025
AssetsNet		$ 199,134,077
Holdings Count | Holding		251
Advisory Fees Paid, Amount		$ 282,510
InvestmentCompanyPortfolioTurnover		80.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,134,077 Total Number of Portfolio Holdings251 Portfolio Turnover Rate80.5% Total Advisory Fees Paid$282,510
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	97.68%
Investment Companies	2.54%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	40.68%
Consumer, Non-cyclical	12.42%
Utilities	11.18%
Technology	9.68%
Industrial	7.04%
Consumer, Cyclical	5.08%
Energy	4.79%
Communications	4.68%
Money Market Funds	2.54%
Basic Materials	2.13%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective 04/21/2026, Investment Grade Corporate Active ETF changed its name to Investment Grade Corporate ETF. Additionally on that date, the Fund changed its primary listing exchange for shares from NYSE Arca to Cboe BZX.

Material Fund Change Name [Text Block]

Effective 04/21/2026, Investment Grade Corporate Active ETF changed its name to Investment Grade Corporate ETF. Additionally on that date, the Fund changed its primary listing exchange for shares from NYSE Arca to Cboe BZX.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000273535
Shareholder Report [Line Items]
Fund Name		Principal Long Duration ETF
Trading Symbol		DWWN
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Long Duration ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Long Duration ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[5]	$ 2
Expense Ratio, Percent	[6]	0.19%
Expenses Short Period Footnote [Text Block]		Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
AssetsNet		$ 11,839,417
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 2,092
InvestmentCompanyPortfolioTurnover		1.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$11,839,417 Total Number of Portfolio Holdings58 Portfolio Turnover Rate1.9% Total Advisory Fees Paid$2,092
Holdings [Text Block]

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.86%
Investment Companies	0.10%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.86%
Money Market Funds	0.10%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166474
Shareholder Report [Line Items]
Fund Name		Principal Quality ETF
Trading Symbol		PSET
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Growth Index ("Index") that exhibit growth characteristics, including higher quality, growth potential, and pricing power. The Fund’s investments underperformed the Index over the year. Seven of the eleven sectors in the Index posted positive returns, led by industrials and information technology. Utilities and materials lagged during the year. Sandisk Corp., Micron Technology Inc., and Applied Materials Inc. outperformed within the Index, while Intuit Inc., Fiserv Inc., and Boston Scientific Corp. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in Applied Materials Inc., Palo Alto Networks Inc., and NetApp Inc. contributed to performance. Positioning in Intuit Inc., Salesforce Inc., and Boston Scientific Corp. detracted from performance. The Fund’s factor exposure to investment quality contributed to performance, while exposure to low momentum, low beta, and smaller size detracted from performance. Underweight allocations to consumer staples and utilities, along with stock selection within energy, contributed to performance. Selection in information technology, healthcare, and financials detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Quality ETF $32,536	S&P 500 Index $42,271	S&P 500 Growth Index $47,382
06/16	$10,000	$10,000	$10,000
09/16	$10,067	$10,385	$10,433
12/16	$10,123	$10,782	$10,437
03/17	$10,770	$11,436	$11,281
06/17	$11,322	$11,790	$11,729
09/17	$11,762	$12,318	$12,301
12/17	$12,592	$13,136	$13,086
03/18	$12,812	$13,037	$13,294
06/18	$13,121	$13,484	$13,943
09/18	$13,872	$14,524	$15,187
12/18	$12,407	$12,560	$12,904
03/19	$14,240	$14,275	$14,775
06/19	$15,080	$14,889	$15,390
09/19	$15,357	$15,142	$15,442
12/19	$16,600	$16,515	$16,664
03/20	$13,397	$13,279	$14,201
06/20	$15,774	$16,006	$17,872
09/20	$17,316	$17,436	$19,923
12/20	$19,298	$19,554	$21,994
03/21	$20,037	$20,761	$22,415
06/21	$21,789	$22,536	$25,043
09/21	$22,114	$22,667	$25,466
12/21	$24,966	$25,167	$28,821
03/22	$22,945	$24,009	$26,292
06/22	$19,752	$20,144	$20,770
09/22	$18,601	$19,160	$19,921
12/22	$20,869	$20,609	$20,149
03/23	$22,016	$22,154	$22,012
06/23	$23,682	$24,091	$24,264
09/23	$22,967	$23,302	$23,564
12/23	$25,894	$26,026	$25,861
03/24	$28,669	$28,774	$29,109
06/24	$28,922	$30,006	$31,846
09/24	$30,199	$31,773	$32,976
12/24	$30,469	$32,538	$34,950
03/25	$28,102	$31,148	$31,934
06/25	$31,392	$34,556	$37,918
09/25	$32,500	$37,364	$41,569
12/25	$32,688	$38,356	$42,427
03/26	$29,805	$36,694	$38,926
06/26	$32,536	$42,271	$47,382

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	10-Years
Principal Quality ETF	3.68%	8.36%	12.52%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Growth Index	24.96%	13.60%	16.83%

Performance Table Market Index Changed [Text Block]

The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Growth Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 28,804,361
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 60,045
InvestmentCompanyPortfolioTurnover		67.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,804,361 Total Number of Portfolio Holdings73 Portfolio Turnover Rate67.8% Total Advisory Fees Paid$60,045
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.72%
Investment Companies	0.21%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	31.42%
Industrial	20.19%
Financial	13.88%
Consumer, Non-cyclical	12.97%
Communications	12.09%
Consumer, Cyclical	4.34%
Basic Materials	3.66%
Energy	1.17%
Money Market Funds	0.21%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000235507
Shareholder Report [Line Items]
Fund Name		Principal Real Estate Active Opportunities ETF
Trading Symbol		BYRE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$63	0.60%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks total return and income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry. It invests primarily in equity securities, including those of small companies. U.S. real estate securities navigated a volatile macro environment defined by shifting rate expectations, geopolitical shocks, and a powerful artificial intelligence-driven equity rally. U.S. senior housing stocks were the key contributor to performance with these stocks demonstrating continued strong earnings growth and guidance upgrades supported by firming occupancy, improving pricing power, and accretive acquisitions. Data center selection also contributed, particularly, a network dense colocation operator which outperformed strongly. Performance was partially offset by the position in towers which lagged on concerns of weak earnings outlook and slowing carrier capital expenditure.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Real Estate Active Opportunities ETF $12,075	Russell 3000 Index $20,028	FTSE NAREIT All Equity REIT Index $12,409
05/22	$10,000	$10,000	$10,000
06/22	$9,799	$9,657	$9,734
09/22	$8,894	$9,226	$8,679
12/22	$9,108	$9,888	$9,038
03/23	$9,382	$10,598	$9,196
06/23	$9,306	$11,487	$9,307
09/23	$8,687	$11,113	$8,531
12/23	$10,092	$12,455	$10,065
03/24	$9,889	$13,703	$9,933
06/24	$9,855	$14,143	$9,844
09/24	$11,416	$15,024	$11,497
12/24	$10,518	$15,420	$10,560
03/25	$10,945	$14,692	$10,851
06/25	$10,973	$16,307	$10,750
09/25	$10,979	$17,640	$11,037
12/25	$10,759	$18,064	$10,800
03/26	$11,012	$17,349	$11,206
06/26	$12,075	$20,028	$12,409

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	Since Inception May 18, 2022
Principal Real Estate Active Opportunities ETF	10.04%	4.69%
Russell 3000 Index	22.82%	18.37%
FTSE NAREIT All Equity REIT Index	15.43%	5.38%

Performance Inception Date		May 18, 2022
Performance Table Market Index Changed [Text Block]

The Russell 3000 Index is the Fund's primary broad-based securities market index. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Material Change Date			Jun. 30, 2025
AssetsNet		$ 25,611,549
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 127,478
InvestmentCompanyPortfolioTurnover		53.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,611,549 Total Number of Portfolio Holdings52 Portfolio Turnover Rate53.1% Total Advisory Fees Paid$127,478
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.76%
Investment Companies	0.93%
Other Assets and Liabilities	0.31%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.76%
Money Market Funds	0.93%
Other Assets and Liabilities	0.31%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective 11/01/2025, the Fund's Objectives, Principal Investment Strategies and Risks were updated. Additionally on that date, the Fund changed from a non-transparent ETF to a fully transparent ETF.

Material Fund Change Objectives [Text Block]		Effective 11/01/2025, the Fund's Objectives, Principal Investment Strategies and Risks were updated. Additionally on that date, the Fund changed from a non-transparent ETF to a fully transparent ETF.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000273536
Shareholder Report [Line Items]
Fund Name		Principal Securitized Debt ETF
Trading Symbol		WDE
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Securitized Debt ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Securitized Debt ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[7]	$ 2
Expense Ratio, Percent	[8]	0.19%
Expenses Short Period Footnote [Text Block]		Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
AssetsNet		$ 20,223,307
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 3,805
InvestmentCompanyPortfolioTurnover		11.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,223,307 Total Number of Portfolio Holdings41 Portfolio Turnover Rate11.4% Total Advisory Fees Paid$3,805
Holdings [Text Block]

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	67.03%
U.S. Government & Government Agency Obligations	39.09%
Investment Companies	2.41%
Other Assets and Liabilities	(8.53)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	67.67%
Asset Backed Securities	23.09%
Government	10.34%
Utilities	5.02%
Money Market Funds	2.41%
Other Assets and Liabilities	(8.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000219817
Shareholder Report [Line Items]
Fund Name		Principal Spectrum Preferred and Income ETF
Trading Symbol		PQDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Spectrum Preferred and Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred and Income ETF	$62	0.60%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities and other income-producing securities. The preferred securities in which the Fund invests include, but are not limited to, preferred stock, certain depositary receipts, and various types of junior subordinated debt. The Fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”). The Fund also invests in derivative instruments for hedging and income generation purposes. During the 12 months ending June 30, 2026, the 5-year U.S. Treasury note yield rose 49 basis points (“bps”) to a yield-to-worst (“YTW”) of 4.28%. Bond investor anxieties rose from fears of another trade war, uncertainty increased over the ongoing annual fiscal deficit, and a war with Iran spiked oil prices and reignited inflation fears. Despite rising U.S. Treasury yields, both the average price of the Fund’s investments and the YTW of the Fund’s investments increased. Credit spreads within the portfolio tightened to an option adjusted spread of +191 bps. Within the Fund’s benchmark, the ICE BofA 7% Constrained DRD Eligible Preferred Securities Index (“Index”), security average price declined, YTW rose, and credit spreads tightened to an option adjusted spread of +118 bps. The Fund was overweight in contingent convertible capital securities (“CoCos”) and overweight in limited recourse capital notes of Canadian banks which contributed to the excess return of the Fund compared to the Index. The Fund was underweight in $1000 par U.S. bank preferred securities and underweight in $25 par preferred stock which detracted from the performance of the Fund compared to the Index. The Fund’s income outpaced the Index for the year. Overall, the rising rate market conditions detracted from the Fund’s performance compared to the Index and tighter spreads contributed to the Fund’s performance compared to the Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Spectrum Preferred and Income ETF $13,310	Bloomberg Global Aggregate Index $9,504	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,922
06/20	$10,000	$10,000	$10,000
06/20	$10,065	$10,011	$10,000
09/20	$10,470	$10,278	$10,522
12/20	$11,048	$10,615	$10,992
03/21	$11,030	$10,142	$10,898
06/21	$11,343	$10,275	$11,260
09/21	$11,417	$10,184	$11,283
12/21	$11,387	$10,116	$11,238
03/22	$10,875	$9,492	$10,475
06/22	$10,235	$8,708	$9,627
09/22	$10,020	$8,103	$9,565
12/22	$10,296	$8,472	$9,666
03/23	$10,050	$8,727	$9,634
06/23	$10,235	$8,593	$9,625
09/23	$10,357	$8,285	$9,597
12/23	$10,934	$8,956	$10,236
03/24	$11,335	$8,770	$10,746
06/24	$11,529	$8,673	$10,807
09/24	$12,019	$9,278	$11,397
12/24	$12,029	$8,805	$11,188
03/25	$12,160	$9,037	$11,243
06/25	$12,492	$9,445	$11,410
09/25	$12,860	$9,501	$11,796
12/25	$13,042	$9,524	$11,823
03/26	$12,953	$9,422	$11,689
06/26	$13,310	$9,504	$11,922

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	Since Inception June 16, 2020
Principal Spectrum Preferred and Income ETF	6.76%	3.27%	4.82%
Bloomberg Global Aggregate Index	0.62%	-1.55%	-0.84%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index	4.49%	1.15%	2.95%

Performance Inception Date		Jun. 16, 2020
Performance Table Market Index Changed [Text Block]

The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA 7% Constrained DRD Eligible Preferred Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Material Change Date			Jun. 30, 2025
AssetsNet		$ 69,972,478
Holdings Count | Holding		102
Advisory Fees Paid, Amount		$ 387,619
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,972,478 Total Number of Portfolio Holdings102 Portfolio Turnover Rate41.1% Total Advisory Fees Paid$387,619
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	83.93%
Preferred Stocks	14.73%
Investment Companies	0.85%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	95.82%
Communications	1.17%
Government	1.08%
Money Market Funds	0.85%
Energy	0.59%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective 11/01/2025, Spectrum Tax-Advantaged Dividend Active ETF changed its name to Spectrum Preferred and Income ETF.

Material Fund Change Name [Text Block]		Effective 11/01/2025, Spectrum Tax-Advantaged Dividend Active ETF changed its name to Spectrum Preferred and Income ETF.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000172043
Shareholder Report [Line Items]
Fund Name		Principal Spectrum Preferred Securities Active ETF
Trading Symbol		PREF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$57	0.55%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector. During the 12 months ending June 30, 2026, the 5-year U.S. Treasury note yield rose 49 basis points (“bps”) to a yield-to-worst (“YTW”) of 4.28%. Bond investor anxieties rose from fears of another trade war, uncertainty increased over the ongoing annual fiscal deficit, and a war with Iran spiked oil prices and reignited inflation fears. Despite rising U.S. Treasury yields, both the average price of the Fund’s investments and the YTW of the Fund’s investments increased. Credit spreads within the portfolio tightened to an option adjusted spread of +169 bps. The Fund’s benchmark, the ICE BofA U.S. Investment Grade Institutional Capital Securities Index (“Index”), also experienced an increase in security average price and YTW, along with tightening credit spreads, although to a lesser extent than the Fund. The Fund was overweight in $1000 par U.S. bank preferred securities and overweight in limited recourse capital notes of Canadian banks which contributed to the excess return of the Fund compared to the Index. The Fund was underweight in corporate hybrids and underweight in insurance hybrids which detracted from the Fund’s performance compared to the Index. The Fund’s income lagged the Index for the year, but this was more than offset by the Fund’s lower duration and better spread performance. Overall, the rising rate market conditions detracted from the Fund’s performance compared to the Index and tighter spreads contributed to the Fund’s performance compared to the Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Spectrum Preferred Securities Active ETF $14,503	Bloomberg Global Aggregate Index $10,682	ICE BofA US Investment Grade Institutional Capital Securities Index $15,374
07/17	$10,000	$10,000	$10,000
09/17	$10,228	$10,241	$10,163
12/17	$10,267	$10,351	$10,224
03/18	$10,062	$10,492	$10,036
06/18	$9,936	$10,200	$9,989
09/18	$10,054	$10,106	$10,163
12/18	$9,706	$10,227	$9,763
03/19	$10,358	$10,452	$10,495
06/19	$10,726	$10,797	$10,926
09/19	$11,098	$10,874	$11,262
12/19	$11,393	$10,927	$11,576
03/20	$9,992	$10,891	$10,468
06/20	$11,200	$11,253	$11,485
09/20	$11,730	$11,552	$11,988
12/20	$12,248	$11,932	$12,528
03/21	$12,151	$11,399	$12,441
06/21	$12,480	$11,549	$12,784
09/21	$12,624	$11,447	$12,906
12/21	$12,502	$11,370	$12,836
03/22	$11,787	$10,669	$12,175
06/22	$10,832	$9,788	$11,266
09/22	$10,649	$9,108	$11,159
12/22	$11,028	$9,522	$11,529
03/23	$11,039	$9,809	$11,656
06/23	$11,141	$9,659	$11,893
09/23	$11,215	$9,312	$11,935
12/23	$11,838	$10,067	$12,643
03/24	$12,370	$9,857	$13,106
06/24	$12,565	$9,748	$13,281
09/24	$13,125	$10,429	$13,911
12/24	$13,189	$9,897	$13,876
03/25	$13,360	$10,158	$14,099
06/25	$13,712	$10,616	$14,463
09/25	$14,004	$10,680	$14,880
12/25	$14,196	$10,705	$15,075
03/26	$14,131	$10,590	$15,029
06/26	$14,503	$10,682	$15,374

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	Since Inception July 10, 2017
Principal Spectrum Preferred Securities Active ETF	6.03%	3.12%	4.24%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.74%
ICE BofA US Investment Grade Institutional Capital Securities Index	6.29%	3.76%	4.91%

Performance Inception Date		Jul. 10, 2017
Performance Table Market Index Changed [Text Block]

The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US Investment Grade Institutional Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 1,771,145,456
Holdings Count | Holding		161
Advisory Fees Paid, Amount		$ 7,769,753
InvestmentCompanyPortfolioTurnover		34.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,771,145,456 Total Number of Portfolio Holdings161 Portfolio Turnover Rate34.1% Total Advisory Fees Paid$7,769,753
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	98.24%
Investment Companies	2.17%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	67.48%
Utilities	16.69%
Energy	11.12%
Communications	2.17%
Money Market Funds	2.17%
Government	0.78%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000193921
Shareholder Report [Line Items]
Fund Name		Principal U.S. Mega-Cap ETF
Trading Symbol		USMC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with very large ("mega") market capitalizations. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index ("Index") at time of purchase. The Fund’s investments underperformed the Index over the year. All eleven sectors in the Index posted positive returns, led by information technology and energy. Financials and consumer staples lagged during the year. Sandisk Corp., Western Digital Corp., and Micron Technology Inc. outperformed within the Index, while Trade Desk Inc., Fiserv Inc., and Gartner Inc. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in Micron Technology Inc., Johnson & Johnson, and Exxon Mobil Corp. contributed to performance. Positioning in Netflix Inc., Mastercard Inc., and Costco Wholesale Corp. detracted from performance. The Fund’s factor exposure to size and high momentum contributed to performance, while exposure to high quality and low beta detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal U.S. Mega-Cap ETF $33,896	S&P 500 Index $33,813
10/17	$10,000	$10,000
12/17	$10,495	$10,508
03/18	$10,224	$10,428
06/18	$10,480	$10,786
09/18	$11,457	$11,618
12/18	$10,313	$10,047
03/19	$11,522	$11,418
06/19	$11,973	$11,910
09/19	$12,174	$12,112
12/19	$13,124	$13,211
03/20	$10,856	$10,622
06/20	$12,647	$12,804
09/20	$13,899	$13,947
12/20	$15,218	$15,641
03/21	$15,734	$16,607
06/21	$16,987	$18,027
09/21	$17,327	$18,132
12/21	$19,241	$20,131
03/22	$18,537	$19,206
06/22	$15,923	$16,113
09/22	$14,757	$15,326
12/22	$15,895	$16,485
03/23	$17,546	$17,721
06/23	$19,319	$19,270
09/23	$19,023	$18,640
12/23	$20,915	$20,819
03/24	$22,973	$23,017
06/24	$24,341	$24,003
09/24	$25,645	$25,415
12/24	$27,156	$26,028
03/25	$25,685	$24,916
06/25	$28,368	$27,642
09/25	$30,976	$29,888
12/25	$31,229	$30,682
03/26	$29,341	$29,352
06/26	$33,896	$33,813

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	Since Inception October 11, 2017
Principal U.S. Mega-Cap ETF	19.51%	14.82%	15.03%
S&P 500 Index	22.32%	13.41%	15.00%

Performance Inception Date		Oct. 11, 2017
Material Change Date			Jun. 30, 2025
AssetsNet		$ 3,567,445,934
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 3,934,896
InvestmentCompanyPortfolioTurnover		23.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,567,445,934 Total Number of Portfolio Holdings27 Portfolio Turnover Rate23.9% Total Advisory Fees Paid$3,934,896
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.75%
Investment Companies	0.24%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	31.99%
Financial	19.42%
Communications	15.89%
Consumer, Non-cyclical	11.85%
Consumer, Cyclical	10.07%
Industrial	6.58%
Energy	3.95%
Money Market Funds	0.24%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective November 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.12%. Additionally on that date, the Fund's contractual expense limit of 0.12% expired.

Material Fund Change Expenses [Text Block]

Effective November 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.12%. Additionally on that date, the Fund's contractual expense limit of 0.12% expired.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000173454
Shareholder Report [Line Items]
Fund Name		Principal U.S. Small-Cap ETF
Trading Symbol		PSC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$44	0.38%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund’s investments underperformed the Index over the year. All eleven sectors within the Index posted positive returns, led by information technology and healthcare, while consumer staples and utilities lagged. Erasca Inc., Terns Pharmaceuticals Inc., and Bloom Energy Corp. outperformed within the Index, while Trinseo PLC, zSpace Inc., and Sleep Number Corp. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in TTM Technologies Inc., Argan Inc., and DigitalOcean Holdings Inc. contributed to performance. Positioning in Dave Inc., Root Inc., and American Eagle Outfitters Inc. detracted from performance. The Fund’s factor exposure to high momentum and earnings yield contributed to performance. Exposure towards high quality and low beta, along with exposure away from book yield, detracted from performance. Stock selection within industrials, energy, and real estate contributed to performance, while selection in healthcare, information technology, and financials detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal U.S. Small-Cap ETF $31,446	Russell 3000 Index $39,091	Russell 2000 Index $27,710
09/16	$10,000	$10,000	$10,000
09/16	$10,050	$10,034	$10,061
12/16	$11,074	$10,457	$10,950
03/17	$11,377	$11,057	$11,220
06/17	$11,606	$11,390	$11,496
09/17	$12,160	$11,911	$12,148
12/17	$12,562	$12,666	$12,554
03/18	$12,612	$12,584	$12,543
06/18	$13,599	$13,074	$13,515
09/18	$14,310	$14,005	$13,999
12/18	$11,387	$12,002	$11,171
03/19	$12,785	$13,688	$12,800
06/19	$12,941	$14,248	$13,068
09/19	$12,646	$14,414	$12,754
12/19	$13,558	$15,725	$14,022
03/20	$8,962	$12,439	$9,729
06/20	$11,423	$15,178	$12,202
09/20	$11,755	$16,576	$12,804
12/20	$15,370	$19,010	$16,821
03/21	$18,648	$20,216	$18,957
06/21	$19,886	$21,882	$19,771
09/21	$19,348	$21,860	$18,909
12/21	$20,347	$23,888	$19,314
03/22	$19,037	$22,627	$17,860
06/22	$16,342	$18,848	$14,789
09/22	$15,874	$18,006	$14,466
12/22	$17,100	$19,300	$15,367
03/23	$17,535	$20,685	$15,788
06/23	$18,562	$22,420	$16,609
09/23	$17,949	$21,691	$15,758
12/23	$20,268	$24,309	$17,968
03/24	$21,858	$26,745	$18,899
06/24	$21,265	$27,605	$18,280
09/24	$23,009	$29,325	$19,975
12/24	$22,782	$30,097	$20,041
03/25	$21,578	$28,676	$18,142
06/25	$23,731	$31,827	$19,684
09/25	$25,426	$34,430	$22,123
12/25	$25,840	$35,257	$22,608
03/26	$25,659	$33,862	$22,809
06/26	$31,446	$39,091	$27,710

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	Since Inception September 21, 2016
Principal U.S. Small-Cap ETF	32.54%	9.58%	12.43%
Russell 3000 Index	22.82%	12.31%	14.97%
Russell 2000 Index	40.78%	6.98%	10.99%

Performance Inception Date		Sep. 21, 2016
Performance Table Market Index Changed [Text Block]

The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 2,354,504,387
Holdings Count | Holding		509
Advisory Fees Paid, Amount		$ 5,725,027
InvestmentCompanyPortfolioTurnover		59.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,354,504,387 Total Number of Portfolio Holdings509 Portfolio Turnover Rate59.6% Total Advisory Fees Paid$5,725,027
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.65%
Investment Companies	0.39%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Non-cyclical	20.87%
Industrial	20.71%
Financial	20.67%
Technology	12.59%
Consumer, Cyclical	8.53%
Communications	5.38%
Energy	4.83%
Basic Materials	3.47%
Utilities	2.52%
Money Market Funds	0.39%
Government	0.08%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166475
Shareholder Report [Line Items]
Fund Name		Principal Value ETF
Trading Symbol		PY
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies. For this Fund, value companies are those (i) with market capitalizations within the range of companies comprising the S&P 500 Index and (ii) included within the S&P 500 Value Index ("Index"). Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). The Fund’s investments underperformed the Index over the year. Ten of the eleven sectors in the Index posted positive returns, led by information technology and energy. Communication services and consumer discretionary lagged during the year. Western Digital Corp., Seagate Technology Holdings PLC, and Intel Corp. outperformed within the Index, while Charter Communications Inc., CoStar Group Inc., and Intuit Inc. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in Caterpillar Inc., Dell Technologies Inc., and Invesco Ltd. contributed to performance. Positioning in Intuit Corp., Accenture PLC, and Salesforce Inc. detracted from performance. The Fund’s factor exposure to value oriented factors contributed to performance, while exposure to smaller size, lower momentum, and higher quality detracted from performance. Stock selection within consumer discretionary, financials, and healthcare contributed to performance. Selection in information technology, consumer staples, and industrials detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Principal Value ETF $28,241	S&P 500 Index $42,271	S&P 500 Value Index $24,402
06/16	$10,000	$10,000	$10,000
09/16	$10,488	$10,385	$10,227
12/16	$11,472	$10,782	$10,906
03/17	$11,895	$11,436	$11,198
06/17	$12,129	$11,790	$11,298
09/17	$12,674	$12,318	$11,618
12/17	$13,636	$13,136	$12,277
03/18	$13,484	$13,037	$11,766
06/18	$13,737	$13,484	$11,855
09/18	$14,316	$14,524	$12,468
12/18	$11,958	$12,560	$10,890
03/19	$13,291	$14,275	$12,140
06/19	$13,833	$14,889	$12,548
09/19	$14,031	$15,142	$12,821
12/19	$15,107	$16,515	$14,007
03/20	$10,060	$13,279	$10,383
06/20	$12,318	$16,006	$11,660
09/20	$12,611	$17,436	$12,137
12/20	$15,495	$19,554	$13,804
03/21	$18,459	$20,761	$15,204
06/21	$18,789	$22,536	$15,880
09/21	$19,273	$22,667	$15,660
12/21	$20,877	$25,167	$16,869
03/22	$20,672	$24,009	$16,752
06/22	$18,288	$20,144	$14,780
09/22	$17,527	$19,160	$13,839
12/22	$19,822	$20,609	$15,628
03/23	$19,618	$22,154	$16,350
06/23	$20,266	$24,091	$17,348
09/23	$19,341	$23,302	$16,558
12/23	$21,634	$26,026	$18,718
03/24	$23,380	$28,774	$20,107
06/24	$23,076	$30,006	$19,574
09/24	$25,289	$31,773	$21,225
12/24	$25,275	$32,538	$20,547
03/25	$25,047	$31,148	$20,502
06/25	$25,391	$34,556	$21,007
09/25	$27,078	$37,364	$22,201
12/25	$27,232	$38,356	$22,800
03/26	$26,866	$36,694	$22,699
06/26	$28,241	$42,271	$24,402

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Years	10-Years
Principal Value ETF	11.32%	7.77%	10.94%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Value Index	16.16%	8.97%	9.33%

Performance Table Market Index Changed [Text Block]

The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Value Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 221,514,977
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 257,790
InvestmentCompanyPortfolioTurnover		95.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$221,514,977 Total Number of Portfolio Holdings99 Portfolio Turnover Rate95.4% Total Advisory Fees Paid$257,790
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.35%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Non-cyclical	22.42%
Technology	20.90%
Financial	17.15%
Communications	11.13%
Consumer, Cyclical	10.48%
Industrial	9.00%
Energy	5.25%
Utilities	1.82%
Basic Materials	1.36%
Money Market Funds	0.35%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

[1]	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
[2]	Computed on an annualized basis.
[3]	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
[4]	Computed on an annualized basis.
[5]	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
[6]	Computed on an annualized basis.
[7]	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
[8]	Computed on an annualized basis.